Property and Equipment, Net (Details) - Schedule of property and equipment, net - CNY (¥) ¥ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Property, Plant and Equipment [Line Items]
Property and equipment, gross	¥ 55,808	¥ 50,010
Less: accumulated depreciation	17,538	14,327
Property and equipment, net	38,270	35,683
Office real estate [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	20,995	20,995
Furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	5,100	5,132
Production and other machineries [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	¥ 29,713	¥ 23,883